FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of financial instruments

							Consolidated
Consolidated				12/31/2021			12/31/2020
	Notes	Fair value through profit or loss	Measured at amortized cost	Balances	Fair value through profit or loss	Measured at amortized cost	Balances
Assets
Current
Cash and cash equivalents	5		16,646,480	16,646,480		9,944,586	9,944,586
Short-term investments	6	2,383,059	261,673	2,644,732	3,305,109	478,253	3,783,362
Trade receivables	7		2,597,838	2,597,838		2,867,352	2,867,352
Dividends and interest on equity	10		76,878	76,878		38,088	38,088
Trading securities	10	12,028		12,028	5,065		5,065
Loans - related parties	10		4,511	4,511
Total		2,395,087	19,587,380	21,982,467	3,310,174	13,328,279	16,638,453

Non-current
Investments	6		147,671	147,671		123,409	123,409
Other trade receivables	10		2,345	2,345		2,445	2,445
Eletrobrás compulsory loan	10		859,607	859,607		852,532	852,532
Receivables by indemnity	10		534,896	534,896		517,183	517,183
Loans - related parties	10		1,143,228	1,143,228		966,050	966,050
Investments	11	190,321		190,321	59,879		59,879
Total		190,321	2,687,747	2,878,068	59,879	2,461,619	2,521,498

Total Assets		2,585,408	22,275,127	24,860,535	3,370,053	15,789,898	19,159,951

Liabilities
Current
Borrowings and financing	14		5,532,736	5,532,736		4,155,483	4,155,483
Trade payables	18		6,446,999	6,446,999		4,819,539	4,819,539
Trade payables - drawee risk	16		4,439,967	4,439,967		623,861	623,861
Dividends and interest on capital	16		1,206,870	1,206,870		946,133	946,133
Leases	17		119,047	119,047		93,626	93,626
Derivative financial instruments					8,722		8,722
Total			17,745,619	17,745,619	8,722	10,638,642	10,647,364

Non-current
Borrowings and financing	14		27,221,914	27,221,914		31,215,128	31,215,128
Trade payables	18		98,625	98,625		543,527	543,527
Derivative financial instruments		101,822		101,822	97,535		97,535
Leases	17		492,504	492,504		436,505	436,505
Total		101,822	27,813,043	27,914,865	97,535	32,195,160	32,292,695

Total Liabilities		101,822	45,558,662	45,660,484	106,257	42,833,802	42,940,059

Schedule of financial instruments at fair value through profit or loss

The table below shows the financial instruments recorded at fair value through profit or loss, classifying them according to the fair value hierarchy:

Consolidated			12/31/2021			12/31/2020
	Level 1	Level 2	Balances	Level 1	Level 2	Balances
Assets
Current
Financial investments	2,383,059		2,383,059	3,305,109		3,305,109
Trading securities	12,028		12,028	5,065		5,065
Non-current
Investments	190,321		190,321	59,879		59,879
Total Assets	2,585,408		2,585,408	3,370,053		3,370,053

Liabilities
Current
Derivative financial instruments					8,722	8,722
Non-current
Derivative financial instruments		101,822	101,822		97,535	97,535
Total Liabilities		101,822	101,822		106,257	106,257

Schedule of other Operating Income and Expenses

In accordance with the Company’s policy, the gains and losses arising from the variation in the share price are recorded directly in the income statement as financial result in the case of financial investments, or as other operating income and expenses in the case of long-term investments.

Class of shares	12/31/2021				Sales of shares				12/31/2020				12/31/2021	12/31/2020	12/31/2019
	Quantity	Equity interest (%)	Share price	Closing Balance	Quantity	Share price	Net cash received	Net gain from the transaction	Quantity	Equity interest (%)	Share price	Closing Balance	Profit or loss for the period in 2021 (notes 28 and 29)
USIM3	106,620,851	15.12%	14.51	1,547,069	(535,800)	23.57	12,627	3,569	107,156,651	15.19%	15.69	1,681,288	(121,593)	623,652	(168,236)
USIM5	55,144,456	10.07%	15.16	835,990	(56,000,000)	23.12	1,294,720	502,275	111,144,456	20.29%	14.61	1,623,821	506,890	566,837	32,232
				2,383,059			1,307,347	505,844				3,305,109	385,297	1,190,489	(136,004)
PATI3	2,705,726	11.31%	70.34	190,321					2,065,529	11.31%	28.99	59,879	109,254	12,579	17,224
				2,573,380			1,307,347	505,844				3,364,988	494,551	1,203,068	(118,780)

The consolidated net exposure as of December 31, 2021, is shown below:

The consolidated net exposure as of December 31, 2021, is shown below:

		12/31/2021
Foreign Exchange Exposure	(Amounts in US$’000)	(Amounts in €’000)
Cash and cash equivalents overseas	1,656,271	74,652
Trade receivables	212,424	5,004
Financial investments	23,748
Other assets	57,424
Total Assets	1,949,867	79,656
Borrowings and financing	(3,866,290)
Trade payables	(613,961)	(2,455)
Advances from customer	(197,325)
Other liabilities	(9,631)
Total Liabilities	(4,687,207)	(2,455)
Foreign exchange exposure	(2,737,340)	77,201
Cash flow hedge accounting	2,655,350
Exchange rate swap CDI x Dollar	(67,000)
Net foreign exchange exposure	(148,990)	77,201

The currencies used in the sensitivity analysis and their respective scenarios are shown below:

The currencies used in the sensitivity analysis and their respective scenarios are shown below:

				12/31/2021
Currency	Exchange rate	Probable scenario	Scenario 1	Scenario 2
USD	5.5805	5.0611	6.9756	8.3708
EUR	6.3210	5.7378	7.9013	9.4815
USD x EUR	1.1327	1.1337	1.4159	1.6991

The effects on the result, considering scenarios 1 and 2 are shown below:

The effects on the result, considering scenarios 1 and 2 are shown below:

					12/31/2021
Instruments	Notional	Risk	Probable scenario (*) R$	Scenario 1 R$	Scenario 2 R$

Gross exchange position	(2,737,340)	Dollar	1,421,774	(3,818,931)	(7,637,863)

Cash flow hedge accounting	2,655,350	Dollar	(1,379,189)	3,704,545	7,409,090

Exchange rate swap CDI x Dollar	(67,000)	Dollar	34,800	(93,473)	(186,947)

Net exchange position	(148,990)	Dollar	77,385	(207,859)	(415,720)

Net exchange position	77,201	Euro	(45,024)	121,997	243,994

(*) The probable scenarios were calculated considering the following variations for risks: Real x Dollar – valuation of the Real by 9.31% / Real x Euro - valuation of the Real by 9.23% / Euro x Dollar - devaluation of Euro by 0.09%. Source: Central Bank of Brazil and European Central Bank quotations on 2/22/2022.

The effects on the result, considering the probable scenarios, 1 and 2 are shown below:

The effects on the result, considering the probable scenarios, 1 and 2 are shown below:

		12/31/2021
Class of shares	Probable scenario	Scenario 1	Scenario 2
	5%	25%	50%
USIM3	(77,353)	(386,767)	(773,534)
USIM5	(41,799)	(208,997)	(417,995)
PATI3	(9,516)	(47,580)	(95,160)

The interest rates used in the sensitivity analysis and their respective scenarios are shown below:

The interest rates used in the sensitivity analysis and their respective scenarios are shown below:

			12/31/2021
Interest	Interest rate	Scenario 1	Scenario 2
CDI	9.15%	11.44%	13.73%
TJLP	5.32%	6.65%	7.98%
LIBOR	0.34%	0.42%	0.51%

The effects on the result, considering scenarios 1 and 2 are shown below:

The effects on the result, considering scenarios 1 and 2 are shown below:

						Consolidated
					Impact on profit or loss
Changes in interest rates	% p.a	Assets	Liabilities	Probable scenario (*)	Scenario 1	Scenario 2
CDI	9.15	3,908,490	(5,778,965)	(2,041,623)	(2,084,411)	(2,127,198)
TJLP	5.32		(800,884)	(843,491)	(854,143)	(864,794)
LIBOR	0.34		(5,449,749)	(5,468,210)	(5,472,825)	(5,477,440)
(*)	The sensitivity analysis is based on the premise of maintaining the market values as of December 31, 2021 as a probable scenario recorded in the company’s assets and liabilities.

Schedule of dollar x Euro swap

							12/31/2021	12/31/2020	12/31/2019
				Appreciation (R$)		Fair value (market)	Impact on financial income (expenses) (note 29)
Counterparties	Maturity	Functional Currency	Notional amount	Asset position	Liability position	Amounts receivable / (payable)
Exchange rate swap Dollar x Real	Settled	Dollar					37,322
Total dollar x real swap (NDF)							37,322

Exchange rate swap Dollar x Euro	Settled	Dollar					1,784	(4,749)	783
Exchange rate swap Dollar x Euro	Settled	Dollar					5,335	(4,321)
Total dollar-to-euro swap							7,119	(9,070)	783

Exchange rate swap GBP x Euro	Settled	GBP						(602)
Total Swap GBP x Euro								(602)

Exchange rate swap CDI x Dollar	10/02/2023	Dollar	(67,000)	298,408	(400,230)	(101,822)	(9,960)	(106,143)	4,203
Total Swap CDI x dollar			(67,000)	298,408	(400,230)	(101,822)	(9,960)	(106,143)	4,203

Interest rate (Debentures) CDI x IPCA	07/15/2036	Real	576,448	616,912	(634,400)	(17,488)	(17,488)
Interest rate (Debentures) CDI x IPCA	07/15/2031	Real	423,552	464,380	(481,812)	(17,432)	(17,432)
Total interest rate (Debentures) CDI x IPCA			1,000,000	1,081,292	(1,116,212)	(34,920)	(34,920)

				1,379,700	(1,516,442)	(136,742)	(439)	(115,815)	4,986

Schedule of hedging instruments

The table below presents a summary of the relations of hedge as of December 31, 2021:

									12/31/2021
Designation Date	Hedging Instrument	Hedged item	Type of hedged risk	Hedged period	Exchange rate on designation	Designated amounts (US$’000)	Amortizated part (USD'000)	Effect on Result (*) (R$'000)	Impact on Shareholders' equity (R$'000)
07/21/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2019 - March 2021	3.1813	60,000	(60,000)	(33,016)
07/23/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2019 - March 2021	3.2850	100,000	(100,000)	(52,436)
07/23/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.2850	30,000	(24,000)	(12,057)	(13,773)
07/24/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3254	100,000	(100,000)	(39,382)	(39,382)
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3557	25,000	(24,150)	(9,694)	(1,891)
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3557	70,000	(56,000)	(27,143)	(31,147)
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3557	30,000	(24,000)	(11,633)	(13,349)
07/28/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3815	30,000	(24,000)	(11,478)	(13,194)
3/8/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2018 - October 2022	3.3940	355,000	(343,000)	(131,680)	(26,238)
2/4/2018	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2018 - February 2023	3.3104	1,170,045	(820,045)		(794,535)
07/31/2019	Bonds and Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	January 2020 - April 2026	3.7649	1,342,761	(261,261)	(21,781)	(1,949,731)
10/1/2020	Bonds with no maturity date and Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	March 2020 - December 2050	4.0745	1,416,000	(1,237,000)	(174,990)	(1,506,060)
01/28/2020	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	March 2017 - January 2028	4.2064	1,000,000			(1,374,101)
Total						5,728,806	(3,073,456)	(525,290)	(5,763,401)
(*)	On December 31, 2021, the amount of (R$525,290) was recorded in Other Operating Expenses. As of December 31, 2020, (R$ 1,667,886).

The changes in the hedge accounting amounts recognized in shareholders’ equity as of December 31, 2021 are as follows:

The changes in the hedge accounting amounts recognized in shareholders’ equity as of December 31, 2021 are as follows:

				Consolidated
	12/31/2020	Movement	Realization	12/31/2021
Cash flow hedge accounting	5,125,058	1,163,633	(525,290)	5,763,401

Schedule of reclassified to other operating income and expenses

The table below shows the result of the derivative instrument on December 31, 2021:

		12/31/2021	12/31/2020	12/31/2021	12/31/2020	12/31/2021	12/31/2020
		Other income and expenses (note 28)		Other comprehensive income		Exchange variation
Maturity	Notional
09/02/2020 (Settled)	Platts		(31,678)				(136)
10/02/2020 (Settled)	Platts		(132,997)				(9,051)
11/04/2020 (Settled)	Platts		(85,164)				(7,301)
12/02/2020 (Settled)	Platts		(33,310)				52
02/02/2021 (Settled)	Platts	(36,405)			(6,888)	(2,690)	(185)
03/02/2021 (Settled)	Platts	(34,116)			6,063	(2,870)	117
04/02/2021 (Settled)	Platts	11,961				59
05/04/2021 (Settled)	Platts	(30,226)				1,133
05/12/2021 (Settled)	Platts	(37,594)				2,308
06/02/2021 (Settled)	Platts	(134,768)				10,880
07/02/2021 (Settled)	Platts	(76,330)				5,638
08/02/2021 (Settled)	Platts	7,088				(305)
09/02/2021 (Settled)	Platts	233,546				(182)
10/02/2021 (Settled)	Platts	69,116				2,819
		(27,728)	(283,149)		(825)	16,790	(16,504)

The change in the amounts related to cash flow hedge accounting - “Platts” index recorded in shareholders’ equity on December 31, 2021, is shown as follows:

The change in the amounts related to cash flow hedge accounting - “Platts” index recorded in shareholders’ equity on December 31, 2021, is shown as follows:

	12/31/2020	Movement	Realization	12/31/2021
Cash flow hedge accounting - “Platts”	825	26,903	(27,728)
Income tax and social contribution on cash flow hedge accounting	(280)	(9,148)	9,428
Fair Value of cash flow accounting - Platts, net	545	17,755	(18,300)

Schedule of balance sheet and statement of income

·	Classification of derivatives in the balance sheet and income

				12/31/2021	12/31/2020	12/31/2021	12/31/2020	12/31/2021	12/31/2020	12/31/2019
Instruments	Liabilities			Other operating income expenses (note 28)		Other comprehensive income		Financial income (expenses), net (note 29)
	Current	Non-current	Total
Exchange rate swap Dollar x Real								37,322		783
Exchange rate swap Dollar x Euro								7,119	(9,070)
Exchange rate swap GBP x Euro									(602)
Exchange rate swap CDI x Dollar		(101,822)	(101,822)					(9,960)	(106,143)	4,203
Iron ore derivative				(27,728)	(283,149)		(825)	16,790	(16,504)
Interest rate swap CDI x IPCA	(34,920)		(34,920)					(34,920)
	(34,920)	(101,822)	(136,742)	(27,728)	(283,149)		(825)	16,351	(132,319)	4,986

The following are the contractual maturities of financial liabilities including interest.

The following are the contractual maturities of financial liabilities including interest.

					Consolidated
At December 31, 2021	Less than one year	From one to two years	From two to five years	Over five years	Total
Borrowings, financing and debentures (note 14)	5,532,736	5,293,830	6,645,074	15,283,010	32,754,650
Lease Liabilities (note 17)	119,047	161,417	134,040	197,047	611,551
Derivative financial instruments (note 15 I)		101,822			101,822
Trade payables (note 18)	6,446,999	44,340	54,285		6,545,624
Trade payables - Drawee Risk (note 16)	4,439,967				4,439,967
Dividends and interest on equity (note 16)	1,206,870				1,206,870
	17,745,619	5,601,409	6,833,399	15,480,057	45,660,484

The estimated fair value for certain consolidated long-term borrowings and financing was calculated at current market rates, considering the nature, term and risks similar to those of the registered contracts, as follows:

The estimated fair value for certain consolidated long-term borrowings and financing was calculated at current market rates, considering the nature, term and risks similar to those of the registered contracts, as follows:

		12/31/2021		12/31/2020
	Closing Balance	Fair value	Closing Balance	Fair value
Perpetual bonds (1)			5,203,773	5,157,465
Fixed Rate Notes	15,617,091	15,700,276	15,067,341	15,744,067

(1) The Perpetual Bond was settled on September 23, 2021

Schedule of capital Management

The Company seeks to optimize its capital structure in order to reduce its financial costs and maximize the return to its shareholders. The table below shows the evolution of the Company’s consolidated capital structure, with financing by equity and third-party capital:

Thousands of reais	12/31/2021	12/31/2020
Shareholder's equity (equity)	23,374,389	11,251,505
Borrowings and Financing (Third-party capital)	32,507,522	35,270,653
Gross Debit/Shareholder's equity	1.39	3.13